UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: April 30

Date of reporting period: July 31, 2015

Item 1. Schedule of Investments.

WCM Focused International Growth Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 96.4%
	AUSTRALIA – 3.1%
538,940	CSL Ltd.	$38,983,629

	BERMUDA – 4.2%
961,341	Lazard Ltd. - Class A	53,267,905

	CANADA – 6.2%
266,633	Canadian Pacific Railway Ltd.	42,887,918
81,200	Constellation Software, Inc.	36,103,237
		78,991,155
	CHINA – 3.3%
2,246,800	Tencent Holdings Ltd.	41,937,484

	DENMARK – 15.2%
1,178,185	Chr Hansen Holding A/S	65,022,204
371,200	Coloplast A/S - Class B	26,768,312
984,125	Novo Nordisk A/S - ADR	58,024,010
847,388	Novozymes A/S	44,234,429
		194,048,955
	FRANCE – 3.0%
202,843	LVMH Moet Hennessy Louis Vuitton S.E.	38,028,885

	IRELAND – 6.6%
2,087,525	Experian PLC	39,149,243
558,520	ICON PLC*	45,128,416
		84,277,659
	JAPAN – 8.9%
192,243	FANUC Corp.	32,077,986
831,160	Sysmex Corp.	53,852,542
1,149,300	Unicharm Corp.	27,639,397
		113,569,925
	MEXICO – 1.8%
9,301,098	Wal-Mart de Mexico S.A.B. de C.V.	22,593,947

	NETHERLANDS – 10.6%
485,759	ASML Holding N.V.	48,172,720
267,329	Core Laboratories N.V.	29,307,278
866,396	Sensata Technologies Holding N.V.*	44,463,443
951,195	Yandex N.V. - Class A*	13,231,123
		135,174,564

WCM Focused International Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SOUTH AFRICA – 1.4%
1,389,863	Shoprite Holdings Ltd.	$18,479,795

	SPAIN – 2.5%
924,390	Industria de Diseno Textil S.A.	31,650,586

	SWEDEN – 2.9%
1,312,740	Svenska Cellulosa A.B. SCA - Class B	37,372,948

	SWITZERLAND – 12.5%
463,213	ACE Ltd.	50,383,678
728,270	Nestle S.A.	55,168,544
17,962	SGS S.A.	34,295,654
46,550	Swatch Group A.G.	20,044,970
		159,892,846
	TAIWAN – 5.1%
2,930,334	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	64,789,685

	UNITED KINGDOM – 9.1%
847,121	ARM Holdings PLC - ADR	39,848,572
1,433,505	Compass Group PLC	22,944,138
547,075	Reckitt Benckiser Group PLC	52,529,110
		115,321,820
	TOTAL COMMON STOCKS (Cost $1,081,534,906)	1,228,381,788

	SHORT-TERM INVESTMENTS – 3.6%
45,390,390	Fidelity Institutional Money Market Fund, 0.11%[1]	45,390,390

	TOTAL SHORT-TERM INVESTMENTS (Cost $45,390,390)	45,390,390

	TOTAL INVESTMENTS – 100.0% (Cost $1,126,925,296)	1,273,772,178
	Liabilities in Excess of Other Assets – 0.0%	(250,401)

	TOTAL NET ASSETS – 100.0%	$1,273,521,777

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

WCM Focused Emerging Markets Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 98.0%
	ARGENTINA – 4.8%
5,005	MercadoLibre, Inc.	$654,103

	BRAZIL – 11.4%
82,245	Ambev S.A. - ADR	467,152
17,410	BRF S.A. - ADR	364,043
12,935	Embraer S.A. - ADR	360,240
35,305	TOTVS S.A.	361,505
		1,552,940
	CHINA – 17.6%
3,680	China Biologic Products, Inc.*	450,285
7,430	Ctrip.com International Ltd. - ADR*	531,839
11,045	Qunar Cayman Islands Ltd. - ADR*	461,239
29,345	Tencent Holdings Ltd.	547,737
10,175	WuXi PharmaTech Cayman, Inc. - ADR*	422,263
		2,413,363
	INDIA – 7.5%
27,235	Asian Paints Ltd.	374,980
10,106	Dr Reddy's Laboratories Ltd. - ADR	650,321
		1,025,301
	INDONESIA – 6.7%
2,485,000	Kalbe Farma Tbk P.T.	320,556
1,080,300	Surya Citra Media Tbk P.T.	235,586
584,500	Tower Bersama Infrastructure Tbk P.T.*	361,869
		918,011
	MEXICO – 12.1%
77,800	Banregio Grupo Financiero S.A.B. de C.V.	446,013
14,760	Grupo Televisa SAB - ADR	514,534
126,200	Kimberly-Clark de Mexico S.A.B. de C.V. - Class A	292,698
163,490	Wal-Mart de Mexico S.A.B. de C.V.	397,145
		1,650,390
	NETHERLANDS – 2.2%
21,723	Yandex N.V. - Class A*	302,167

	PHILIPPINES – 3.5%
114,420	Universal Robina Corp.	478,595

	POLAND – 4.9%
58,775	Eurocash S.A.	676,237

WCM Focused Emerging Markets Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SINGAPORE – 2.6%
496,900	Silverlake Axis Ltd.	$351,333

	SOUTH AFRICA – 1.9%
19,770	Shoprite Holdings Ltd.	262,864

	SOUTH KOREA – 5.8%
1,160	Medy-Tox, Inc.	527,683
605	NAVER Corp.	270,405
		798,088
	TAIWAN – 5.5%
34,195	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	756,052

	TURKEY – 2.7%
25,438	Coca-Cola Icecek A.S.	365,354

	UNITED ARAB EMIRATES – 2.1%
19,780	Al Noor Hospitals Group PLC	289,411

	UNITED STATES – 6.7%
3,495	Kansas City Southern	346,669
5,913	PriceSmart, Inc.	573,029
		919,698
	TOTAL COMMON STOCKS (Cost $13,515,818)	13,413,907

	SHORT-TERM INVESTMENTS – 2.3%
310,278	Fidelity Institutional Money Market Fund, 0.11%[1]	310,278

	TOTAL SHORT-TERM INVESTMENTS (Cost $310,278)	310,278

	TOTAL INVESTMENTS – 100.3% (Cost $13,826,096)	13,724,185
	Liabilities in Excess of Other Assets – (0.3)%	(43,670)

	TOTAL NET ASSETS – 100.0%	$13,680,515

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

WCM Focused Global Growth Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 99.1%
	CANADA – 2.2%
199	Canadian National Railway Co.	$12,424

	CHINA – 6.9%
5,000	Techtronic Industries Co., Ltd.	17,640
1,125	Tencent Holdings Ltd.	20,998
		38,638
	DENMARK – 11.1%
390	Chr Hansen Holding A/S	21,524
340	Novo Nordisk A/S - ADR	20,046
405	Novozymes A/S	21,141
		62,711
	NETHERLANDS – 5.9%
142	Core Laboratories N.V.	15,568
348	Sensata Technologies Holding N.V.*	17,859
		33,427
	SWITZERLAND – 8.9%
139	ACE Ltd.	15,119
236	Nestle S.A.	17,878
9	SGS S.A.	17,184
		50,181
	TAIWAN – 3.1%
802	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	17,732

	UNITED KINGDOM – 8.6%
301	ARM Holdings PLC - ADR	14,159
200	Reckitt Benckiser Group PLC	19,203
4,430	Rotork PLC	14,797
		48,159
	UNITED STATES – 52.4%
68	Amazon.com, Inc.*	36,458
300	Amphenol Corp. - Class A	16,923
190	Brown-Forman Corp. - Class B	20,598
115	Cooper Cos., Inc.	20,355
135	Costco Wholesale Corp.	19,616
205	Express Scripts Holding Co.*	18,464
175	Facebook, Inc. - Class A*	16,452
30	Google, Inc. - Class A*	19,725
213	NIKE, Inc. - Class B	24,542

WCM Focused Global Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
110	Praxair, Inc.	$12,555
240	Quintiles Transnational Holdings, Inc.*	18,413
385	Starbucks Corp.	22,303
613	TD Ameritrade Holding Corp.	22,516
180	TripAdvisor, Inc.*	14,288
140	Workday, Inc. - Class A*	11,806
		295,014
	TOTAL COMMON STOCKS (Cost $499,941)	558,286

	TOTAL INVESTMENTS – 99.1% (Cost $499,941)	558,286
	Other Assets in Excess of Liabilities – 0.9%	4,902

	TOTAL NET ASSETS – 100.0%	$563,188

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.

See accompanying Notes to Schedule of Investments.

WCM Funds
NOTES TO SCHEDULE OF INVESTMENTS
July 31, 2015 (Unaudited)

Note 1 – Organization
WCM Focused International Growth Fund (the “International Growth Fund”), WCM Focused Emerging Markets Fund (“Emerging Markets Fund”), and WCM Focused Global Growth Fund (“Global Growth Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The International Growth Fund’s primary investment objective is to provide long-term capital appreciation.  The Fund offers two classes of shares, Investor Class and Institutional Class.  The International Growth Fund commenced investment operations on May 31, 2011 with the Institutional Class shares.  The Investor Class shares commenced operations on August 31, 2011.

The Emerging Markets Fund’s primary investment objective is to provide long-term capital appreciation.  The Fund offers two classes of shares, Investor Class and Institutional Class.  The Emerging Markets Fund commenced investment operations on June 28, 2013.

The Global Growth Fund’s primary investment objective is to provide long-term capital appreciation.  The Fund offers two classes of shares, Investor Class and Institutional Class.  The Global Growth Fund commenced investment operations on June 28, 2013.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except the certain expenses, subject to the approval of the Trustees.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at the bid price obtained from at least one broker-dealer or at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

WCM Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
July 31, 2015 (Unaudited)

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Fair value pricing may be applied to non-U.S. securities.  The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that each Fund’s net asset value per share (“NAV”) is calculated.  The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) may result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day. If such events occur, the Funds may value non-U.S. securities at fair value, taking into account such events, when the NAV is calculated.

(b) Foreign Currency Translation
The Funds’ records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined.  Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Note 3 – Federal Income Taxes
At July 31, 2015, gross unrealized appreciation and depreciation of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	International Growth Fund	Emerging Markets Fund	Global Growth Fund
Cost of investments	$1,126,025,841	$13,863,133	$500,204
Gross unrealized appreciation	$191,238,090	$1,206,438	$69,196
Gross unrealized depreciation	(43,491,753)	(1,345,386)	(11,114)
Net unrealized appreciation (depreciation) on investments	$147,746,337	$(138,948)	$58,082

WCM Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
July 31, 2015 (Unaudited)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of July 31, 2015, in valuing the Funds’ assets carried at fair value:

WCM Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
July 31, 2015 (Unaudited)

International Growth Fund	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$1,228,381,788	$-	$-	$1,228,381,788
Short-Term Investments	45,390,390	-	-	45,390,390
Total Investments	$1,273,772,178	$-	$-	$1,273,772,178

Emerging Markets Fund	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$13,413,907	$-	$-	$13,413,907
Short-Term Investments	310,278	-	-	310,278
Total Investments	$13,724,185	$-	$-	$13,724,185

Global Growth Fund	Level 1	Level 2**	Level 3* *	Total
Investments
Common Stocks*	$558,286	$-	$-	$558,286
Total Investments	$558,286	$-	$-	$558,286

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 2 or 3 securities at period end.

Transfers are recognized at the end of the reporting period. As of July 31, 2015 certain securities in the International Growth Fund, Global Growth Fund and Emerging Markets Fund transferred Levels due to these Funds applying fair value pricing to non-U.S. Securities.

	International Growth Fund	Emerging Markets Fund	Global Growth Fund
Transfers into Level 1	$602,828,009	$3,685,017	$111,584
Transfers out of Level 1	-	-	-
Net transfers in (out) of Level 1	$602,828,009-	$3,685,017	$111,584

Transfers into Level 2	$-	$-	$-
Transfers out of Level 2	(602,828,009)	(3,685,017)	(111,584)
Net transfers in (out) of Level 2	$(602,828,009)	$(3,685,017)	$(111,584)

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	9/29/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	9/29/15

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	9/29/15